Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 591	$ 582
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	178	134
Deferred income taxes	(55)	(4)
(Income) loss from equity investments, net	6	(53)
Share-based compensation cost	791	627
Operating lease expense	42	28
Gain on business divestiture	(131)	0
Other non-cash operating activities, net	(25)	0
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	123	(159)
Contract assets, net (including contract assets from related parties)	(138)	(207)
Prepaid expenses and other assets	(85)	(82)
Accrued compensation and benefits	14	(182)
Contract liabilities (including contract liabilities from related parties)	140	11
Tax liabilities	(64)	(106)
Operating lease liabilities	(33)	(28)
Other liabilities (including payables to related parties)	(90)	(422)
Net cash provided by (used for) operating activities	1,264	139
Cash flows provided by (used for) investing activities
Purchases of short-term investments	(730)	(355)
Proceeds from maturity of short-term investments	735	720
Purchases of equity investments	(9)	(52)
Purchases of intangible assets	(14)	(16)
Proceeds from business divestiture	127	0
Proceeds from settlement of loans, including convertible loans	56	0
Proceeds from sale or liquidation of equity investments	194	0
Purchases of property and equipment	(471)	(145)
Other investing activities, net, including investments in convertible loans	(12)	1
Net cash provided by (used for) investing activities	(124)	153
Cash flows provided by (used for) financing activities
Payments of intangible asset obligations	(49)	(42)
Proceeds from Employee Stock Purchase Plan	35	0
Other financing activities, net	(23)	(21)
Payments of withholding tax on vested shares	(406)	(112)
Net cash provided by (used for) financing activities	(443)	(175)
Effect of foreign exchange rate changes on cash and cash equivalents	25	(4)
Net increase (decrease) in cash and cash equivalents	722	113
Cash and cash equivalents at the beginning of the period	2,085	1,923
Cash and cash equivalents at the end of the period	2,807	2,036
Non-cash investing and financing activities:
Non-cash additions in property and equipment	21	33
Non-cash additions in finance lease right-of-use assets	56	33
Non-cash additions in intangible assets	138	57
Non-cash additions in operating lease right-of-use assets	91	65
Non-cash additions in operating lease liabilities	100	64
Non-cash withholding tax on vested shares	$ 78	$ 6